Basis of Presentation and Significant Accounting Policies - Segments Narrative (Details)	12 Months Ended
Dec. 31, 2023 segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1
Number of reportable segments	1